Loans	12 Months Ended
Mar. 31, 2022
Loans
4. Loans
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools.
The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.

The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued interest receivables was ¥77,764 million and
¥80,959
million at March 31, 2021 and 2022, respectively and included in Accrued income.
The Group does not believe that its exposure to any particular geographic area and business sector results in a significant concentration of credit risk.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB, and equivalent obligor ratings are determined for the other subsidiaries:

Obligor category (1) (2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.

	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.

Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.
The table below pres
e
nts credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2021 and 2022:

	Term loans by origination year
	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Total

	(in millions of yen)
2021

Domestic:
Corporate:
Large companies:
Normal obligors	14,351,596	6,173,182	6,884,219	2,384,565	2,105,541	2,256,613	6,819,851	40,975,567
Watch obligors excluding special attention obligors	151,406	86,390	86,199	61,785	40,907	35,681	128,363	590,731
Nonaccrual loans	219,111	196,945	38,490	129,066	28,650	9,547	194,607	816,416
Small and medium-sized companies:
Normal obligors	633,438	463,744	397,656	224,791	205,687	502,707	518,612	2,946,635
Watch obligors excluding special attention obligors	62,300	24,245	30,007	13,547	13,536	24,430	29,041	197,106
Nonaccrual loans	78,238	10,794	7,341	5,168	3,154	8,852	28,853	142,400
Retail:
Housing Loan:
Normal obligors	785,194	588,599	588,535	600,179	741,969	4,599,546	—	7,904,022
Watch obligors excluding special attention obligors	2,041	1,075	1,566	1,343	2,127	39,046	—	47,198
Nonaccrual loans	20,706	2,268	1,399	1,421	1,640	35,135	—	62,569
Others:
Normal obligors	431,277	154,675	127,379	88,649	85,042	317,237	526,703	1,730,962
Watch obligors excluding special attention obligors	50,212	14,288	10,450	5,888	3,713	5,796	10,545	100,892
Nonaccrual loans	32,594	2,086	1,145	901	837	8,780	12,557	58,900
Sovereign:
Normal obligors	1,466,468	80,260	128,702	71,943	75,389	389,777	12,615	2,225,154
Watch obligors excluding special attention obligors	4,312	3,594	2,164	635	31	—	—	10,736
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions :
Normal obligors	51,874	135,135	241,418	24,097	84,244	60,281	162,622	759,671
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	18,340,767	7,937,280	8,546,670	3,613,978	3,392,467	8,293,428	8,444,369	58,568,959

Foreign:
Corporate (4) :
Normal obligors	12,813,813	4,614,310	2,558,432	922,526	655,823	1,143,658	4,501,155	27,209,717
Watch obligors excluding special attention obligors	196,054	36,915	72,529	54,514	894	25,009	127,553	513,468
Nonaccrual loans	61,657	29,657	12,547	3,034	4,417	17,394	14,580	143,286
Retail:
Normal obligors	2,100	2,342	1,468	1,034	1,074	1,401	18	9,437
Watch obligors excluding special attention obligors	—	—	—	14	—	13	—	27
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	96,177	78,727	26,569	157,256	—	4,474	69,320	432,523
Watch obligors excluding special attention obligors	—	—	—	—	—	20,118	—	20,118
Nonaccrual loans	—	710	—	—	—	—	—	710
Banks and other financial institutions :
Normal obligors	1,030,080	317,635	275,695	18,272	1,497	3,105	25,145	1,671,429
Watch obligors excluding special attention obligors	6,341	—	78	—	4,774	—	—	11,193
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	14,206,222	5,080,296	2,947,318	1,156,650	668,479	1,215,172	4,737,771	30,011,908

Total	32,546,989	13,017,576	11,493,988	4,770,628	4,060,946	9,508,600	13,182,140	88,580,867

	Term loans by origination year
	2021	2020	2019	2018	2017	Prior to 2017	Revolving Loans	Total

	(in millions of yen)
2022

Domestic:
Corporate:
Large companies:
Normal obligors	12,236,438	6,640,211	5,049,408	4,535,083	1,678,591	3,378,926	7,155,041	40,673,698
Watch obligors excluding special attention obligors	145,167	69,404	71,937	66,122	40,205	50,499	127,319	570,653
Nonaccrual loans	60,525	100,975	201,375	44,919	135,777	77,602	178,416	799,589
Small and medium-sized companies:
Normal obligors	540,315	396,611	376,056	283,061	170,952	494,420	547,726	2,809,141
Watch obligors excluding special attention obligors	44,488	31,196	29,597	31,919	12,231	32,511	25,277	207,219
Nonaccrual loans	17,866	20,110	14,434	10,817	7,081	38,171	32,081	140,560
Retail:
Housing Loan:
Normal obligors	798,354	544,246	518,662	526,828	543,893	4,752,430	—	7,684,413
Watch obligors excluding special attention obligors	1,512	1,485	1,510	1,939	1,226	40,243	—	47,915
Nonaccrual loans	12,510	3,132	802	1,180	970	30,598	—	49,192
Others:
Normal obligors	195,545	277,015	111,702	90,880	60,919	315,375	497,173	1,548,609
Watch obligors excluding special attention obligors	23,586	34,974	10,177	7,995	4,122	6,388	9,491	96,733
Nonaccrual loans	6,932	7,862	3,157	4,253	4,076	22,951	12,602	61,833
Sovereign:
Normal obligors	938,534	105,966	89,385	108,664	54,580	351,876	1,864	1,650,869
Watch obligors excluding special attention obligors	3,933	4,205	859	366	113	—	—	9,476
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions :
Normal obligors	45,825	23,757	131,932	211,445	3	143,717	125,078	681,757
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total dom e stic	15,071,530	8,261,149	6,610,993	5,925,471	2,714,739	9,735,707	8,712,068	57,031,657

Foreign:
Corporate (4) :
Normal obligors	14,087,409	3,571,416	3,236,191	1,392,231	550,082	1,228,924	5,906,045	29,972,298
Watch obligors excluding special attention obligors	316,387	179,555	73,656	55,876	28,325	25,384	122,410	801,593
Nonaccrual loans	35,801	1,622	13,743	17,181	14,743	22,639	9,745	115,474
Retail:
Normal obligors	2,403	1,774	1,858	1,013	532	3,089	15	10,684
Watch obligors excluding special attention obligors	—	—	37	—	—	13	—	50
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	278,373	6,856	33,225	15,194	174,298	3,079	74,923	585,948
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	643	—	—	—	—	643
Banks and other financial institutions :
Normal obligors	1,003,709	254,232	150,505	224,571	12,041	709	120,088	1,765,855
Watch obligors excluding special attention obligors	5,544	—	—	—	—	—	—	5,544
Nonaccrual loans	837	—	—	—	—	—	—	837

Total foreign	15,730,463	4,015,455	3,509,858	1,706,066	780,021	1,283,837	6,233,226	33,258,926

Tota l	30,801,993	12,276,604	10,120,851	7,631,537	3,494,760	11,019,544	14,945,294	90,290,583

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2021 and 2022.
(4)
Corporate of foreign includes ¥221,908 million and ¥216,463

million of lease receivables that are receivables arising from direct financing leasing for the fiscal years ended March 31, 2021 and 2022, respectively.

Nonaccrual loans
The MHFG Group considers loans to be nonaccrual when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. There are no loans that are 90 days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The table below presents nonaccrual loans information at March 31, 2021 and 2022:

	Amortized cost			Interest income recognized
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in millions of yen)
2021

Domestic:
Corporate:
Large companies	800,329	16,087	816,416	13,050
Small and medium-sized companies	121,031	21,369	142,400	1,759
Retail:
Housing Loan	37,006	25,563	62,569	1,073
Others	37,884	21,016	58,900	806

Total domestic	996,250	84,035	1,080,285	16,688

Foreign:
Total foreign	117,300	26,696	143,996	2,422

Total	1,113,550	110,731	1,224,281	19,110

2022

Domestic:
Corporate:
Large companies	783,305	16,284	799,589	9,426
Small and medium-sized companies	121,598	18,962	140,560	1,700
Retail:
Housing Loan	26,812	22,380	49,192	946
Others	40,155	21,678	61,833	819

Total domestic	971,870	79,304	1,051,174	12,891

Foreign:
Total foreign	110,284	6,670	116,954	1,469

Total	1,082,154	85,974	1,168,128	14,360

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

The remaining balance of nonaccrual loans that have been partially charged off, was ¥20,197 million and ¥13,046 million as of March 31, 2021 and 2022, respectively.
Troubled debt restructurings
The MHFG Group considers a loan modification to be a TDR when, for economic or legal reasons related to the obligor’s financial difficulties, it grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty generally when its obligor rating is E2 or below. The following table presents modified loans that were determined to be TDRs during the fiscal years ended March 31, 2021 and 2022:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in millions of yen)
2021
Domestic:
Corpora t e:
Large companies	—	160	597,281
Small and medium-sized companies	—	—	120,798
Retail:
Housing Loan	—	—	21,548
Others	—	—	20,604
Banks and other financial institutions	—	—	3,200

Total domestic	—	160	763,431

Foreign:
Total foreign	2,614	4,385	163,149

Total	2,614	4,545	926,580

2022
Domestic:
Corporate:
Large companies	5,849	22,757	612,569
Small and medium-sized companies	—	—	125,103
Retail:
Housing Loan	—	—	7,897
Others	—	—	21,749

Total domestic	5,849	22,757	767,318

Foreign:
Total foreign	—	—	62,651

Total	5,849	22,757	829,969

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.
Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the fiscal years ended March 31, 2021 and 2022 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2021	2022

	(in millions of yen)
Domestic:
Corporate:

Large companies	10,590	7,831
Small and medium-sized companies	5,603	2,777
Retail:
Housing Loan	810	938
Others	2,133	1,000

Total domestic	19,136	12,546

Foreign:
Total foreign	47,239	14,126

Total	66,375	26,672

Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2021 and 2022:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in millions of yen)
2021
Domestic:
Corporate:
Large companies	1,275	4,607	27,387	33,269	42,349,445	42,382,714
Small and medium-sized companies	1,386	—	9,185	10,571	3,275,570	3,286,141
Retail:
Housing Loan	9,776	7,102	21,257	38,135	7,975,654	8,013,789
Others	5,165	1,123	12,012	18,300	1,872,454	1,890,754
Sovereign	—	—	—	—	2,235,890	2,235,890
Banks and other financial institutions	—	—	—	—	759,671	759,671

Total domestic	17,602	12,832	69,841	100,275	58,468,684	58,568,959

Foreign:
Total foreign	—	7,477	30,795	38,272	29,973,636	30,011,908

Total	17,602	20,309	100,636	138,547	88,442,320	88,580,867

2022
Domestic:
Corporate:
Large companies	323	291	27,275	27,889	42,016,051	42,043,940
Small and medium-sized companies	693	641	10,370	11,704	3,145,216	3,156,920
Retail:
Housing Loan	15,181	8,326	16,548	40,055	7,741,465	7,781,520
Others	4,454	1,068	11,009	16,531	1,690,644	1,707,175
Sovereign	—	—	—	—	1,660,345	1,660,345
Banks and other financial institutions	—	—	—	—	681,757	681,757

Total domestic	20,651	10,326	65,202	96,179	56,935,478	57,031,657

Foreign:
Total foreign	—	—	28,816	28,816	33,230,110	33,258,926

Total	20,651	10,326	94,018	124,995	90,165,588	90,290,583

Note: The majority of total foreign consist of corporate.
Collateral Dependent Loans
The MHFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of March 31, 2022, collateral relating to these loans was primarily comprised of real estate. There were no significant changes in the extent to which collateral secures these loans during this fiscal year and no significant concentration of collateral against any portfolio segment.
Net losses on sales of loans were ¥
1,036 million, ¥
8,172 million and ¥3,080
 million for the fiscal years ended March 31, 2020, 2021 and 2022, respectively. These net losses include unrealized gains and losses on loans held for sale, representing the adjustments to the lower of cost or fair value at the end of each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.